Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earnings per share

	2024	2023	2022
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent	49,598,138	322,385,647	129,119,775

Weighted average number of ordinary shares	1,502,618,381	1,502,618,381	1,505,044,626